Schedule of Investments (unaudited)
June 30, 2025
iShares® Global Timber & Forestry ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 15.2%
Dexco SA	3,090,072	$3,224,809
Klabin SA	4,270,806	14,503,022
Suzano SA	1,951,871	18,397,474
		36,125,305
Canada — 4.3%
West Fraser Timber Co. Ltd.	140,859	10,329,488
Chile — 2.3%
Empresas CMPC SA	3,614,059	5,524,133
China — 7.1%
Nine Dragons Paper Holdings Ltd.(a)(b)	7,987,000	3,293,230
Shandong Sun Paper Industry JSC Ltd., Class A	7,262,875	13,661,019
		16,954,249
Finland — 8.1%
Stora Enso OYJ, Class R	944,459	10,267,769
UPM-Kymmene OYJ	327,648	8,947,418
		19,215,187
Japan — 11.9%
Hokuetsu Corp.(b)	426,100	3,105,688
Nippon Paper Industries Co. Ltd.	810,500	5,832,494
Oji Holdings Corp.	1,922,700	9,679,219
Sumitomo Forestry Co. Ltd.	946,600	9,559,073
		28,176,474
Saudi Arabia — 1.7%
Middle East Paper Co.(a)	509,523	3,936,998
South Africa — 2.0%
Sappi Ltd.	2,805,674	4,716,337
Sweden — 9.9%
Billerud Aktiebolag	570,745	5,913,429
Holmen AB, Class B	209,587	8,302,184
Svenska Cellulosa AB SCA, Class B	721,474	9,381,155
		23,596,768
Security	Shares	Value
United Kingdom — 6.0%
Mondi PLC	866,339	$14,156,413
United States — 31.1%
Clearwater Paper Corp.(a)	322,853	8,794,516
International Paper Co.	305,108	14,288,207
PotlatchDeltic Corp.	250,475	9,610,726
Rayonier Inc.	463,604	10,282,737
Smurfit WestRock PLC	147,792	6,377,225
Sylvamo Corp.	280,593	14,057,709
Weyerhaeuser Co.	406,637	10,446,504
		73,857,624
Total Long-Term Investments — 99.6% (Cost: $247,366,641)		236,588,976
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(d)(e)	610,203	610,447
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	420,000	420,000
Total Short-Term Securities — 0.4% (Cost: $1,030,447)		1,030,447
Total Investments — 100.0% (Cost: $248,397,088)		237,619,423
Other Assets Less Liabilities — 0.0%		1,146
Net Assets — 100.0%		$237,620,569

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,223,826	$—	$(2,613,180)(a)	$(309)	$110	$610,447	610,203	$20,959 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	460,000	—	(40,000)(a)	—	—	420,000	420,000	1,967	—
				$(309)	$110	$1,030,447		$22,926	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
June 30, 2025
iShares® Global Timber & Forestry ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Russell 1000 Index	11	09/19/25	$1,059	$18,394
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$130,552,887	$106,036,089	$—	$236,588,976
Short-Term Securities
Money Market Funds	1,030,447	—	—	1,030,447
	$131,583,334	$106,036,089	$—	$237,619,423
Derivative Financial Instruments(a)
Assets
Equity Contracts	$18,394	$—	$—	$18,394

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
JSC	Joint Stock Company